Finance Expenses - Summary of Finance Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of finance expense [abstract]
Interest expense	₨ 10,077		₨ 5,325	₨ 4,298
Exchange fluctuation loss on foreign currency borrowings	0		0	790
Total	₨ 10,077	$ 123	₨ 5,325	₨ 5,088